UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

              261 West 35th Street, 16th Floor, New York, NY 10001
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

            Attached on the following pages is a schedule of the registrant's investments as of the close of its fiscal quarter ended January 31, 2006.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
--------------------------------------------------------------------------------

(Unaudited)

                                                         JANUARY 31,
                                                            2006
                                             ------------------------------------
                                             Principal    Amortized      Market
                                               Amount        Cost        Value
                                             ----------   ----------   ----------
Bethlehem N.Y. Cent
  School District
  5.000%, due November 1, 2015               $  500,000   $  548,476   $  546,550

Cattaraugus Cnty
  N.Y. Public
  5.200%, due June, 2014                        275,000      294,913      295,941
  5.000%, due June 1, 2015                      275,000      296,491      296,489

City of N.Y. General Purpose
  Unlimited Tax
  6.750%, due February 1, 2009                1,000,000    1,053,836    1,093,044

City of New York
  Ref Unlimited Tax
  6.000%, due May 15, 2030                      150,000      177,756      166,841

Clarkstown N.Y. Central
  School District
  5.250%, due April 15, 2015                    400,000      435,361      439,124

Cleveland Hill Union
  Free School District
  5,500%, due October 15, 2011                1,480,000    1,499,447    1,594,374

Metropolitan Transportation Authority
  N.Y. SVC Contract
  5-3/4%, due July 1, 2008                    1,000,000      990,491    1,057,730

Monroe County, N.Y. - Rochester
  Pub Improvement
  6.000%, due June 1, 2010                      900,000      903,357      963,535
  6.000%, due March 1, 2012                     445,000      500,252      502,672

Mt. Sinai, N.Y. Union Free School District
  AMBAC Insured
  6.200%, due February 15, 2011               1,070,000    1,067,678    1,199,631

New York City Municipal Water
  6.000%, due June 15, 2009                   2,000,000    2,083,159    2,169,980
  Var. rate, due June 15, 2025                  100,000      100,000      100,000

City of Buffalo
  New York Sewer
  5.000%, due July 1, 2011                    1,110,000    1,180,132    1,188,732

--------------------------------------------------------------------------------

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                   JANUARY 31,
                                                      2006
                                       ------------------------------------
                                       Principal    Amortized      Market
                                         Amount        Cost        Value
                                       ----------   ----------   ----------

New York City Bonds
  Trust for Cultural Resources
  2.680%, due January 1, 2008          $       --   $       --   $       --

Niagara Falls Bridge
  Commission N.Y
  5.250%, due October 1, 2015           2,000,000    2,103,611    2,179.420

Nassau County Interim
  Finance Authority
  5.75%, due November 15, 2013          1,100,000    1,128,090    1,212,662

N.Y.S. Dormitory Authority - State
  University Educational Facilities
  7-1/2%, due May 15, 2011                510,000      504,375      570,628

N.Y.S. Dormitory Authority -
  Pace University
  6.500%, due July 1, 2009              1,000,000    1,048,052    1,098,330

N.Y.S. Dormitory Authority
  Revs. 5.50%, due May 15, 2018         1,155,000    1,325,441    1,319,357

N.Y.S. Environmental Facilities
  Pollution Control - Revolving Fund
  5.750%, due June 15, 2008               190,000      192,630      200,750
  5.200%, due May 15, 2014                575,000      631,712      635,157
  5.250%, due December 15, 2012           400,000      444,554      438,036

N.Y.S. Dormitory Authority
  Columbia Univ
  5.000%, due July 1, 2010              1,000,000    1,044,971    1,060,690

N.Y.S. Dormitory Authority
  City University Gen'l
  5.750%, due July 1, 2013                215,000      242,596      235,644

N.Y.S. Dormitory Authority -
  Personal Income Tax Ed
  5.500%, due March 15, 2011            1,000,000    1,076,421    1,087,050


--------------------------------------------------------------------------------
                                                                             -2-

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                     JANUARY 31,
                                                        2006
                                        -------------------------------------
                                         Principal    Amortized    Market
                                           Amount        Cost      Value
                                        -----------   ----------   ----------

N.Y.S. Dormitory Authority Revs
  5.25%, due November 15, 2023           $1,400,000   $1,529,630   $1,506,764

N.Y.S. Local Gov't Asst Corp.
  5.500%, due April 1, 2017                 240,000      268,700      272,282
  Var. rate, due April 1, 2025              100,000      100,000      100,000

N.Y.S Power Authority
  6.500%, due January 1, 2008                    --           --           --

New York NY Pub IMPT
  Var. rate, due March 1, 2034              100,000      100,000      100,000

N.Y.S. Urban Development Corp. Revenue
  Sub. Lien
  5.500%, due January 1, 2008                    --           --           --

N.Y.S. UDC Correction FACS
  6.000%, due January 1, 2012             1,000,000    1,019,164    1,083,120

Puerto Rico Public
  Bldgs
  5.000%, due July 1, 2028                  500,000      513,794      521,405

Commonwealth of Puerto Rico, G.O
  5.500%, due July 1, 2017                  700,000      790,606      794,731
  5.500%, due July 1, 2015                  500,000      560,826      564,600
  6.25%, due July 1, 2015                   285,000      337,826      341,578
  5.000%, due July 1, 2035                1,000,000    1,087,289    1,059,530

Rochester N.Y. Public
  Schools
  4.790%, due May 28, 2017                       --           --           --

Suffolk County Water Authority
  6.000%, due June 1, 2009                1,510,000    1,583,359    1,609,826

Suffolk County Judicial
  FACS Agency
  5.75%, due October 15, 2011             1,340,000    1,361,063    1,454,999

Triborough Bridge or Tunnel
  Authority N.Y. Revs
  5.500%, due January 1, 2017             1,000,000    1,019,592    1,128,050
  6.000%, due January 1, 2012             1,500,000    1,541,325    1,647,687


--------------------------------------------------------------------------------
                                                                             -3-

TRIDAN CORP.

--------------------------------------------------------------------------------

(Unaudited)

                                                      JANUARY 31,
                                                         2006
                                        ---------------------------------------
                                         Principal     Amortized      Market
                                          Amount         Cost          Value
                                        -----------   -----------   -----------

Metropolitan Transit Auth
    Var. rate, due Novenber 1, 2029     $   100,000   $   100,000   $   100,000

Chenango Valley NY
    Central School District
    4.00%, due June 15, 2011                290,000       299,468       295,667

N.Y.S. Thruway Authority
    Hwy & Bridge
     5.25%, due April 1, 1013             1,000,000     1,096,709     1,096,680
     5.00%, due April 1, 2017             1,000,000     1,083,451     1,081,730

Pleasantville, NY
      Public IMPT. Tax
      5.00%, due January 1, 2016            565,000       620,532       615,929

Municipal Securities Trust CTFS
     Var. rate, due March 15, 2016          100,000       100,000       100,000

New York St. HSG. Fin Svc Contract
    Var. Rate, due March 15, 2026           100,000       100,000       100,000

New York City Transl Fin Auth
     Var. rate, due November 15, 2027       100,000       100,000       100,000
     Var. rate, due February 1, 2031        100,000       100,000       100,000

Nassau Health Care Corp NY Rev
Var. rate, due August 1, 2029               100,000       100,000       100,000
                                        -----------   -----------   -----------

                                        $34,480,000   $36,387,136   $37,526,945
                                        ===========   ===========   ===========


--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

      (a) The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

      Filed herewith as exhibits are the separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tridan Corp.

By (Signature and Title) /S/ Peter Goodman
                        -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date March 23, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date March 23, 2006

By (Signature and Title) /S/ Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date March 23, 2006